SUMMARY OF MATERIAL ACCOUNTING POLICIES - Schedule of Cash Payments of Deferred Consideration (Details) € in Thousands, $ in Thousands	1 Months Ended			6 Months Ended
	Mar. 31, 2025 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Operating activities				$ 0	$ 7,156
Investing activities				10,803	10,044
Freebets.com
Summary Of Significant Accounting Policies [Line Items]
Investing activities				10,503	0
Financing activities				675	0
Total				11,178	0
Roto Sports, Inc.
Summary Of Significant Accounting Policies [Line Items]
Investing activities				300	4,450
Financing activities				0	550
Total	$ 300			300	5,000
BonusFinder
Summary Of Significant Accounting Policies [Line Items]
Operating activities				0	7,156
Investing activities				0	5,594
Financing activities				0	832
Total		$ 13,582	€ 12,699	$ 0	$ 13,582